SHARE CAPITAL	3 Months Ended
Nov. 30, 2020
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

7. SHARE CAPITAL

(a)         Authorized

Unlimited common shares without par value.

(b)         Issued and outstanding

At November 30, 2020, the Company had 70,726,617 shares outstanding, including 705,500 shares sold for net proceeds of $1.695 million on or before November 30, 2020 and issued December 1 and 2, 2020, pursuant to an at-the-market offering ("ATM Offering") governed by the terms of an equity distribution agreement with BMO Capital Markets.

Fiscal 2021

On November 30, 2020 the Company announced the completion of an ATM Offering, selling an aggregate of 5,440,186 common shares at an average price of US$2.21 for gross proceeds of $12.0 million.  Of these amounts, 705,500 common shares for gross proceeds of $1.74 million were not settled until December 2020.  Total fees and expenses of $592 were incurred on the ATM Offering, including brokerage fees of $300.

On October 15, 2020 the Company closed a non-brokered private placement for 1,146,790 common shares at a price of US$2.18 each for gross proceeds of $2.5 million. All shares were subscribed for by Deepkloof Limited ("Deepkloof"), a subsidiary of existing major shareholder Hosken Consolidated Investments Limited ("HCI"), maintaining HCI's ownership in the Company at approximately 31%.

On December 8, 2020 the Company closed a non-brokered private placement with Deepkloof for 1,121,076 common shares at a price of US$2.23 each for gross proceeds of $2.5 million maintaining HCI's ownership in the Company at approximately 31%.

Fiscal 2020

On June 17, 2020 the Company closed a non-brokered private placement for 1,221,500 common shares at a price of US$1.40 each for gross proceeds of $1.7 million, of which 500,000 common shares were subscribed for by HCI, bringing HCI's ownership in the Company to approximately 31.59%. A 6% finders fee in the amount of $38 was paid on a portion of this private placement.

On December 19, 2019 the Company closed a non-brokered private placement for 3,225,807 common shares at a price of US$1.24 each for gross proceeds of $4.0 million, of which 1,612,931 common shares were subscribed for by Deepkloof on behalf of HCI. A 6% finders fee in the amount of $54 was paid on a portion of this private placement.

During fiscal 2020 the Company issued 28,040 shares upon the exercise of 28,040 warrants.

On January 2, 2020, the Company issued 517,468 shares in settlement of $0.687 million of bi-annual interest payable on $19.99 million outstanding on the Convertible Notes.

On July 2, 2020 the Company issued 526,471 common shares in settlement of $0.687 million of bi-annual interest payable on $19.99 million of outstanding Convertible Notes.

(c) Incentive stock options

The Company has entered into Incentive Stock Option Agreements under the terms of its share compensation plan with directors, officers, consultants and employees. Under the terms of the stock option agreements, the exercise price of each option is set, at a minimum, at the fair value of the common shares at the date of grant.  Stock options of the Company are subject to vesting provisions.  All exercise prices are denominated in Canadian Dollars.

The following tables summarize the Company's outstanding stock options:

	Number of Shares	Average Exercise Price in CAD
Options outstanding at August 31, 2019	1,554,000	$ 2.61
Granted	1,628,500	$ 1.81
Options outstanding at August 31, 2020	3,182,500	$ 2.20
Options outstanding at November 30, 2020	3,182,500	$ 2.20

Number Outstanding at November 30, 2020	Number Exercisable at November 30, 2020	Exercise Price in CAD	Average Remaining Contractual Life (Years)
1,554,000	518,000	$2.61	3.36
1,628,500	—	$1.81	4.01
3,182,500	518,000		3.69

During the period ended November 30, 2020 the Company did not grant or cancel any options. During the year ended August 31, 2020 the Company granted 1,628,500 stock options. The stock options granted during the year vest in three tranches on the first, second and third anniversary of their grant. The Company recorded $280 ($253 expensed and $27 capitalized to mineral properties) of compensation expense during the period ended November 30, 2020 ($730, $638 expensed and $92 capitalized November 30, 2019).

(d)         Deferred Share Units

The Company has established a DSU plan for non-executive directors. Each DSU has the same value as one Company common share. DSU's must be retained until the director leaves the Board of Directors, at which time the DSU's are paid.

The DSU liability at November 30, 2020 was $673. During the period ended November 30, 2020 an expense of $159 was recorded in relation to the outstanding DSUs (November 30, 2019 - $55), with $121 recorded as share-based compensation (November 30, 2019, $27) and $38 recorded as director fees (November 30, 2019, $28). At November 30, 2020, 499,070 DSUs had been issued and 181,149 DSU's had vested.

(e)         Restricted Share Units

The Company has established an RSU plan for certain employees of the Company.  Each RSU represents the right to receive one Company common share following the attainment of vesting criteria determined at the time of the award.  RSU's vest over a three year period.

The RSU liability at November 30, 2020 was $413. During the period ended November 30, 2020 an expense of $78 was recorded ($67 expensed and $11 capitalized) in relation to the outstanding RSUs, (November 30, 2019 $64, $54 expensed, $10 capitalized). During the period, 44,568 RSU's were settled. At November 30, 2020, 410,614 RSU's were issued and outstanding with 16,719 of these being vested.